Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Right-of-use assets
Right-of-use assets at beginning of year	€ 19,001	€ 17,711
Right-of-use assets at end of year	14,009	19,001
Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	18,963	17,703
Right-of-use assets at end of year	13,982	18,963
Company cars
Right-of-use assets
Right-of-use assets at beginning of year	38	8
Right-of-use assets at end of year	27	38
Cost
Right-of-use assets
Right-of-use assets at beginning of year	34,393	27,987
Additions	231	6,406
Right-of-use assets at end of year	34,624	34,393
Cost | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	34,317	27,953
Additions	229	6,364
Right-of-use assets at end of year	34,546	34,317
Cost | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	76	34
Additions	3	42
Right-of-use assets at end of year	78	76
Accumulated depreciation and impairment
Right-of-use assets
Right-of-use assets at beginning of year	(15,392)	(10,276)
Depreciation Charge of the year	(5,224)	(5,116)
Right-of-use assets at end of year	(20,616)	(15,392)
Accumulated depreciation and impairment | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	(15,354)	(10,250)
Depreciation Charge of the year	(5,210)	(5,104)
Right-of-use assets at end of year	(20,564)	(15,354)
Accumulated depreciation and impairment | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	(38)	(26)
Depreciation Charge of the year	(14)	(12)
Right-of-use assets at end of year	€ (52)	€ (38)